Stockholder's Equity - Schedule of Common Stock Reserved for Future Issuances (Details) - shares	Dec. 31, 2025	Sep. 30, 2025
Schedule of Common Stock Reserved for Future Issuances [Line Items]
Common stock reserved for future issuances	91,836,387	43,276,754
Stock Plan Options Outstanding [Member]
Schedule of Common Stock Reserved for Future Issuances [Line Items]
Common stock reserved for future issuances	18,100,000	18,100,000
Restricted Stock Awards [Member]
Schedule of Common Stock Reserved for Future Issuances [Line Items]
Common stock reserved for future issuances	11,600,000	11,600,000
Stock Plan Shares Available for Future Grants [Member]
Schedule of Common Stock Reserved for Future Issuances [Line Items]
Common stock reserved for future issuances	15,300,000	300,000
Warrants Outstanding [Member]
Schedule of Common Stock Reserved for Future Issuances [Line Items]
Common stock reserved for future issuances	46,836,387	13,276,754